Investment Securities - Schedule of Present Cost or Amortized Cost and Fair Values of Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment securities, held-to-maturity:
Amortized cost	$ 695	$ 694
Gross unrealized gains	42	43
Gross unrealized losses	(10)	0
Fair value	727	737
Investment securities, available-for-sale:
Amortized cost	167,935	53,953
Gross unrealized gains	37	51
Gross unrealized losses	(647)	(41)
Fair value	167,325	53,963
Total investment securities
Amortized cost	168,630	54,647	$ 57,045
Gross unrealized gains	79	94	68
Gross unrealized losses	(657)	(41)	0
Fair value	$ 168,052	54,700	57,113
U.S. government and government agencies and authorities | Investment securities, held-to-maturity:
Investment securities, held-to-maturity:
Amortized cost		694	663
Gross unrealized gains		43	22
Gross unrealized losses		0	0
Fair value		737	685
U.S. government and government agencies and authorities | Investment securities, available-for-sale:
Investment securities, available-for-sale:
Amortized cost		53,953	56,382
Gross unrealized gains		51	46
Gross unrealized losses		(41)	0
Fair value		$ 53,963	$ 56,428